Revenue - Summary of revenue recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 4,037	€ 1,354
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	3,041	581
Eli Lilly and Company | R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	270
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	369	71
Yarrow Biotechnology, Inc | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	191	252
Yarrow Biotechnology, Inc | R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	118	282
Yarrow Biotechnology, Inc | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 48	€ 168